Commitments, Contingencies And Guarantees (Schedule Of Future Minimum Rental Payments Under Non-Cancelable Operating Leases) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Commitments, Contingencies And Guarantees (Abstract)
Total minimum lease payments	$ 2,178	¥ 167,764	¥ 88,215
Less: Sublease rental income	(145)	(11,107)	(11,412)
Net minimum lease payments	2,033	156,657	76,803
Minimum lease payments, Less than 1 year	267	20,543	15,034
Minimum lease payments, 1 to 2 years	238	18,296	14,146
Minimum lease payments, 2 to 3 years	200	15,415	11,268
Minimum lease payments, 3 to 4 years	168	12,961	9,282
Minimum lease payments, 4 to 5 years	152	11,703	8,296
Minimum lease payments, More than 5 years	$ 1,153	¥ 88,846	¥ 30,189